Other related party transactions	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
17. Other related party transactions

NXT retains as legal counsel a law firm of which one of its Directors is a partner. For the year ended December 31, 2013, NXT incurred legal fees and share issuance costs totaling $39,966 (2012 - $80,550, 2011 – $52,234) with this firm, for which a total of $29,274 is included in accounts payable and accrued liabilities as at December 31, 2013 (December 31, 2012 - $11,112).

Accounts payable and accrued liabilities includes a total of $31,045 (December 31, 2012 - $63,820) related to re-imbursement of expenses owing to persons who are Directors and Officers of NXT.

The survey revenues earned in 2011 were from a US$ 150,000 SFD® survey contract entered into with a company which has a board member who also serves as a Director of NXT.